Income tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total current tax (benefit) expense	$ 505	$ 0	$ 0
Deferred tax (benefit) expense for:
Change in temporary differences	417	13	0
Tax loss carry forward	(911)	0	0
Change in valuation allowance	494	(13)	0
Total deferred tax (benefit) expense	0	0	0
Total income tax (benefit) expense	$ 505	$ 0	$ 0